Share Capital - Option transaction (Details)	12 Months Ended
	Jun. 30, 2024 EquityInstruments $ / shares	Jun. 30, 2023 EquityInstruments $ / shares
Number of options
Balance at beginning of period (in shares) | EquityInstruments	8,170,000	10,170,000
Options exercised (in shares) | EquityInstruments	(550,000)	(5,950,000)
Options granted (in shares) | EquityInstruments	1,850,000	3,950,000
Options expired (in shares) | EquityInstruments	(400,000)
Balance at end of period (in shares) | EquityInstruments	9,070,000	8,170,000
Weighted average exercise price
Balance at beginning of period (in CAD per share) | $ / shares	$ 4.43	$ 2.11
Options exercised (in CAD per share) | $ / shares	1.40	0.91
Options granted (in CAD per share) | $ / shares	3.86	5.09
Options expired (in CAD per share) | $ / shares	3.43
Balance at end of period (in CAD per share) | $ / shares	$ 4.54	$ 4.43